Consolidated Statement of Operations (Audited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement Of Operations [Abstract]
Revenue	$ 234,954	$ 265,386	$ 466,628	$ 697,987	$ 1,205,263	$ 971,367
Cost of Goods Sold	27,894	40,248	57,912	119,669	179,530	176,258
Gross Profit	207,060	225,138	408,716	578,318	1,025,733	795,109
Operating expenses:
Research and development	21,285	45,860	52,635	70,547	126,042	115,665
Depreciation and Amortization	89,276	82,590	175,546	164,166	328,890	209,973
General and administrative	706,111	839,407	1,389,769	1,894,380	3,413,004	4,987,120
Negative Goodwill on Acquisition of Subsidiary				(66,394)	(66,394)
Costs related to Acquisition of Subsidiary				18,285	18,285	110,032
Total Operating expenses	816,672	967,857	1,617,950	2,080,984	3,819,827	5,422,790
Operating loss	(609,612)	(742,719)	(1,209,234)	(1,502,666)	(2,794,094)	(4,627,681)
Other income (expense)
Other income (expense)	8,725	(23,336)	(11,433)	(15,219)	5,815	(23,718)
Interest expense	(46,939)	(31,679)	(89,831)	(63,279)	(137,931)	(127,142)
Total Other expense	(38,214)	(55,015)	(101,264)	(78,498)	(132,116)	(150,860)
Loss Before Income Taxes					(2,926,210)	(4,778,541)
Income Taxes
Net loss	$ (647,826)	$ (797,734)	$ (1,310,498)	$ (1,581,164)	$ (2,926,210)	$ (4,778,541)
Net Loss Per Common Share
Basic and diluted	$ (0.10)	$ (0.14)	$ (0.21)	$ (0.28)	$ (0.52)	$ (0.92)
Weighted Average Number of Shares Outstanding	6,264,362	5,660,498	6,107,053	5,607,358	5,637,690	5,200,645